Interests in Other Entities - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Joint Ventures And Associates [Line Items]
Dividends received from investments accounted for using equity method, classified as investing activities	$ 29	$ 45
Bottom of range
Disclosure Of Joint Ventures And Associates [Line Items]
Interest in joint ventures and associates	24.99%
Top of range
Disclosure Of Joint Ventures And Associates [Line Items]
Interest in joint ventures and associates	50.00%
Canadian real estate joint ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Increase in equity method investments	$ (1)	19
Joint operations
Disclosure Of Joint Ventures And Associates [Line Items]
Investment properties and other assets	1,802	1,503
Fair value of jointly controlled assets	1,892	1,595
Joint ventures where entity is venturer
Disclosure Of Joint Ventures And Associates [Line Items]
Rental payments	17	$ 17
Future rental payments to joint ventures and associates	$ 197
Rental lease term	12 years